Employee Benefit Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Employee Benefit Liabilities [Abstract]
Schedule of Defined Contribution Plans	These contributions and contributions for compensation represent defined contribution plans.
	Year ended December 31,
	2023	2022	2021
Expenses in respect of defined contribution plans	$105	$115	$98